Credit card receivables (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 11,849,086	$ 11,891,823	$ 7,750,270
Transfers from Stage 1 to Stage 2	(981,207)	(707,959)	(581,044)
Transfers from Stage 2 to Stage 1	649,661	465,757	307,046
Transfers to Stage 3	(1,017,640)	(805,829)	(554,432)
Transfers from Stage 3	212,986	98,326	20,523
Write-offs
Net change of gross carrying amount	5,283,151	3,738,093	4,109,980
Effect of changes in exchange rates (OCI)	1,596,979	(2,831,125)	839,480
Gross carrying amount at end of the year	17,593,016	11,849,086	11,891,823
Gross carrying amount at beginning of year		11,891,823
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	1,377,896	1,490,067	917,178
Transfers from Stage 1 to Stage 2	981,207	707,959	581,044
Transfers from Stage 2 to Stage 1	(649,661)	(465,757)	(307,046)
Transfers to Stage 3	(663,386)	(518,848)	(383,006)
Transfers from Stage 3	26,716	21,770	6,235
Write-offs
Net change of gross carrying amount	921,861	486,719	576,369
Effect of changes in exchange rates (OCI)	185,177	(344,014)	99,293
Gross carrying amount at end of the year	2,179,810	1,377,896	1,490,067
Gross carrying amount at beginning of year		1,490,067
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	1,392,330	1,106,414	598,777
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	1,681,026	1,324,677	937,438
Transfers from Stage 3	(239,702)	(120,096)	(26,758)
Write-offs	(1,852,246)	(1,374,040)	(935,283)
Net change of gross carrying amount	815,737	763,150	462,050
Effect of changes in exchange rates (OCI)	181,255	(307,775)	70,190
Gross carrying amount at end of the year	1,978,400	1,392,330	1,106,414
Gross carrying amount at beginning of year		1,106,414
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	14,619,312	14,488,304	9,266,225
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(1,852,246)	(1,374,040)	(935,283)
Net change of gross carrying amount	7,020,749	4,987,962	5,148,399
Effect of changes in exchange rates (OCI)	1,963,411	(3,482,914)	1,008,963
Gross carrying amount at end of the year	$ 21,751,226	14,619,312	$ 14,488,304
Gross carrying amount at beginning of year		$ 14,488,304